CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY In Thousands, except Share data	Ordinary Shares [Member] USD ($)	Ordinary Shares [Member] CNY	Additional paid-in Capital [Member] USD ($)	Additional paid-in Capital [Member] CNY	Statutory reserves [Member] USD ($)	Statutory reserves [Member] CNY	Retained earnings [Member] USD ($)	Retained earnings [Member] CNY	Noncontrolling interests [Member] USD ($)	Noncontrolling interests [Member] CNY	Total USD ($)	Total CNY
Balance at Dec. 31, 2011		3,542		2,683,923		125,863		1,051,976		14,662		3,879,966
Balance (in shares) at Dec. 31, 2011		90,659,882
Exercise of stock option		32		26,583								26,615
Exercise of stock option (in shares)		1,012,438
Recognition of share-based compensation costs				92,912								92,912
Dividends distributed to noncontrolling interests										(6,675)		(6,675)
Net (loss)/income								(26,776)		4,061		(22,715)
Appropriations to statutory reserves						32,695		(32,695)
Acquisition of noncontrolling interest of a subsidiary				(513)						213		(300)
Reversal of statutory reserve due to disposal of a subsidiary						(141)						(141)
Balance at Dec. 31, 2012		3,574		2,802,905		158,417		992,505		12,261		3,969,662
Balance (in shares) at Dec. 31, 2012		91,672,320
Exercise of stock option		97		193,234								193,331
Exercise of stock option (in shares)		3,142,546
Recognition of share-based compensation costs				84,457								84,457
Dividends distributed to noncontrolling interests										(9,441)		(9,441)
Net (loss)/income								196,222		(168)		196,054
Appropriations to statutory reserves						48,475		(48,475)
Establishment of majority owned subsidiaries										13,460		13,460
Balance at Dec. 31, 2013		3,671		3,080,596		206,892		1,140,252		16,112		4,447,523
Balance (in shares) at Dec. 31, 2013		94,814,866										94,814,866
Exercise of stock option		27		26,344								26,371
Exercise of stock option (in shares)		889,094
Recognition of share-based compensation costs				84,136								84,136
Dividends distributed to noncontrolling interests										(6,259)		(6,259)
Net (loss)/income								513,115		6,253	83,709	519,368
Appropriations to statutory reserves						49,121		(49,121)
Balance at Dec. 31, 2014	$ 596	3,698	$ 514,308	3,191,076	$ 41,262	256,013	$ 258,558	1,604,246	$ 2,596	16,106	$ 817,320	5,071,139
Balance (in shares) at Dec. 31, 2014	95,703,960										95,703,960